Schedule 1 Condensed Financial Information of Registrant (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 24, 2014	Dec. 25, 2013	Sep. 25, 2013	Dec. 26, 2012	Dec. 28, 2011
Current assets:
Cash and cash equivalents	$ 41,825	$ 17,015	$ 22,418	$ 21,487	$ 18,991
Total current assets	53,131	27,272		28,854
Total assets	477,025	416,942		417,898
Liabilities and Stockholders' Equity
Total liabilities	277,693	368,406		353,311
Commitments and contingencies
Stockholders' Equity
Common stock value	369	287		287
Additional paid-in capital	352,977	240,151		239,329
Accumulated deficit	(154,014)	(191,902)		(175,029)
Total stockholder's equity	199,332	48,536		64,587	71,596
Total liabilities and stockholders' equity	477,025	416,942		417,898
Parent Company [Member]
Current assets:
Cash and cash equivalents		4,394		4,480	4,555
Total current assets		4,394		4,480
Investment in subsidiaries, net		44,142		60,107
Total assets		48,536		64,587
Liabilities and Stockholders' Equity
Total liabilities
Commitments and contingencies
Stockholders' Equity
Common stock value		287		287
Additional paid-in capital		240,151		239,329
Accumulated deficit		(191,902)		(175,029)
Total stockholder's equity		48,536		64,587	71,596
Total liabilities and stockholders' equity		$ 48,536		$ 64,587